STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - USD ($)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Members' Capital
Members' Capital		$ 219,500,711
Members' Capital (in Units)		185,070,253
Net Income (Loss)		$ (15,751,696)		$ 28,116,068	$ (15,657,602)
Members' Capital		$ 160,781,732		$ 219,500,711
Members' Capital (in Units)		147,812,907		185,070,253
Class A
Increase (Decrease) in Members' Capital
Members' Capital		$ 31,855,022		$ 46,575,864	$ 85,424,977
Members' Capital (in Units)		26,447,606		44,919,355	79,916,267
Subscriptions		$ 587,905		$ 831,690	$ 1,762,136
Subscriptions (in Units)		474,649		777,492	1,650,030
Redemptions		$ (4,696,867)	[1]	$ (19,850,266)	$ (38,598,628)
Redemptions (in Units)		(3,957,137)	[2]	(19,249,241)	(36,646,942)
Net Income (Loss)		$ (2,258,381)		$ 4,297,734	$ (2,012,621)
Members' Capital		$ 25,487,679		$ 31,855,022	$ 46,575,864
Members' Capital (in Units)		22,965,118		26,447,606	44,919,355
Class C
Increase (Decrease) in Members' Capital
Members' Capital		$ 153,204,368		$ 211,561,932	$ 362,231,029
Members' Capital (in Units)		131,433,730		208,733,990	343,220,887
Subscriptions		$ 858,000		$ 4,941,000	$ 8,933,000
Subscriptions (in Units)		706,472		4,987,802	8,543,047
Redemptions		$ (38,777,389)	[3]	$ (82,140,174)	$ (147,275,707)
Redemptions (in Units)		(34,225,981)	[4]	(82,288,062)	(143,029,944)
Net Income (Loss)		$ (11,169,717)		$ 18,841,610	$ (12,326,390)
Members' Capital		$ 104,115,262		$ 153,204,368	$ 211,561,932
Members' Capital (in Units)		97,914,221		131,433,730	208,733,990
Class D
Increase (Decrease) in Members' Capital
Members' Capital		$ 4,940,417		$ 12,941,674	$ 26,839,468
Members' Capital (in Units)		3,270,753		10,103,544	20,632,689
Subscriptions					$ 1,106,000
Subscriptions (in Units)					875,693
Redemptions		$ (465,189)		$ (8,442,972)	$ (14,965,007)
Redemptions (in Units)		(321,749)		(6,832,791)	(11,404,838)
Net Income (Loss)		$ (308,403)		$ 441,715	$ (38,787)
Members' Capital		$ 4,166,825		$ 4,940,417	$ 12,941,674
Members' Capital (in Units)		2,949,004		3,270,753	10,103,544
Class I
Increase (Decrease) in Members' Capital
Members' Capital		$ 20,196,513		$ 21,996,156	$ 42,987,295
Members' Capital (in Units)		15,579,536		19,789,101	37,664,971
Subscriptions		$ 234,625		$ 212,328	$ 1,292,872
Subscriptions (in Units)		170,060		197,782	1,118,369
Redemptions		$ (2,733,249)		$ (4,854,808)	$ (21,410,745)
Redemptions (in Units)		(2,160,074)		(4,407,347)	(18,994,239)
Net Income (Loss)		$ (1,399,630)		$ 2,842,837	$ (873,266)
Members' Capital		$ 16,298,259		$ 20,196,513	$ 21,996,156
Members' Capital (in Units)		13,589,522		15,579,536	19,789,101
Class D1
Increase (Decrease) in Members' Capital
Members' Capital	[5]				$ 13,615,676
Members' Capital (in Units)	[5]				11,727,979
Subscriptions	[5]				$ 420,391
Subscriptions (in Units)	[5]				375,761
Redemptions	[5]				$ (14,047,447)
Redemptions (in Units)	[5]				(12,103,740)
Net Income (Loss)	[5]				$ 11,380
Class M
Increase (Decrease) in Members' Capital
Members' Capital		$ 9,304,391		$ 4,206,402	$ 11,971,319
Members' Capital (in Units)		8,338,628		4,445,192	12,456,679
Subscriptions		$ 145,000		$ 7,481,070	$ 518,000
Subscriptions (in Units)		123,985		8,084,640	534,816
Redemptions		$ (903,348)		$ (4,075,253)	$ (7,864,999)
Redemptions (in Units)		(839,088)		(4,191,204)	(8,546,303)
Net Income (Loss)		$ (588,791)		$ 1,692,172	$ (417,918)
Members' Capital		$ 7,957,252		$ 9,304,391	$ 4,206,402
Members' Capital (in Units)		7,623,525		8,338,628	4,445,192
Class AA
Increase (Decrease) in Members' Capital
Subscriptions	[6]	$ 1,199,000
Subscriptions (in Units)	[6]	1,187,288
Net Income (Loss)	[6]	$ (28,537)
Members' Capital	[6]	$ 1,170,463
Members' Capital (in Units)	[6]	1,187,288
Class II
Increase (Decrease) in Members' Capital
Subscriptions	[7],[8]	$ 1,584,229
Subscriptions (in Units)	[8],[9]	1,584,229
Net Income (Loss)	[8]	$ 1,763
Members' Capital	[8]	$ 1,585,992
Members' Capital (in Units)	[8]	1,584,229
Total Members' Capital
Increase (Decrease) in Members' Capital
Members' Capital		$ 219,500,711		$ 297,282,028	$ 543,069,764
Members' Capital (in Units)		185,070,253		287,991,182	505,619,472
Subscriptions		$ 4,608,759		$ 13,466,088	$ 14,032,399
Subscriptions (in Units)		4,246,683		14,047,716	13,097,716
Redemptions		$ (47,576,042)		$ (119,363,473)	$ (244,162,533)
Redemptions (in Units)		(41,504,029)		(116,968,645)	(230,726,006)
Net Income (Loss)		$ (15,751,696)		$ 28,116,068	$ (15,657,602)
Members' Capital		$ 160,781,732		$ 219,500,711	$ 297,282,028
Members' Capital (in Units)		147,812,907		185,070,253	287,991,182

[1]	Includes a transfer out of $442,867 to Class II.
[2]	Includes a transfer of 399,447 units to Class II.
[3]	Includes a transfer out of $1,141,362 to Class II.
[4]	Includes a transfer of 1,073,617 units to Class II.
[5]	Units liquidated as of December 31, 2013.
[6]	Units issued on November 16, 2015.
[7]	Includes a transfer in of $1,584,229 from Class A and Class C.
[8]	Units issued on December 7, 2015.
[9]	Includes a transfer in of units from Class A and Class C.